Annual Total Returns[BarChart] - PROFUND VP ULTRASHORT NASDAQ-100 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(22.18%)	(35.22%)	(48.63%)	(35.75%)	(26.26%)	(20.21%)	(44.94%)	(11.59%)	(50.50%)	(71.46%)